Loans (Details)																			12 Months Ended
	Dec. 30, 2024 USD ($)	Dec. 26, 2024 USD ($)	Nov. 29, 2024 USD ($)	Oct. 11, 2024 USD ($)	Jun. 28, 2024 USD ($)	Jun. 27, 2024 USD ($)	Jun. 06, 2024 USD ($)	May 30, 2024 USD ($)	Apr. 29, 2024 USD ($)	Apr. 26, 2024 USD ($)	Apr. 16, 2024 USD ($)	Mar. 26, 2024 USD ($)	Mar. 19, 2024 USD ($)	Nov. 27, 2023 USD ($)	Aug. 11, 2023 USD ($)	Aug. 03, 2023 USD ($)	Jul. 28, 2023 USD ($)	Mar. 17, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 30, 2024 JPY (¥)	Dec. 26, 2024 CNY (¥)	Nov. 29, 2024 JPY (¥)	Oct. 11, 2024 COP ($)	Jun. 28, 2024 CNY (¥)	Jun. 27, 2024 CNY (¥)	Jun. 06, 2024 JPY (¥)	May 30, 2024 CNY (¥)	Apr. 29, 2024 CNY (¥)	Apr. 26, 2024 JPY (¥)	Apr. 16, 2024 JPY (¥)	Mar. 26, 2024 CNY (¥)	Mar. 19, 2024 CNY (¥)	Nov. 27, 2023 CNY (¥)	Aug. 11, 2023 CNY (¥)	Aug. 03, 2023 CNY (¥)	Jul. 28, 2023 CNY (¥)	Mar. 17, 2023 CNY (¥)
Loans [Line Items]
Bank loan interest expenses																			$ 113,657	$ 72,197	$ 51,985
Bank of Jiangsu [Member]
Loans [Line Items]
Loan amount												$ 412,814	$ 273,999					$ 140,847															¥ 3,000,000	¥ 2,000,000					¥ 1,000,000
Maturity date												Mar. 25, 2026	Mar. 18, 2026					Mar. 16, 2024
Fixed annual interest rate												3.60%	3.60%					3.70%															3.60%	3.60%					3.70%
Repayment of loan													$ 13,700
Loan balance													$ 260,299
Repaid date												Jul. 22, 2024
Bank of Ningbo [Member]
Loans [Line Items]
Loan amount		$ 273,999							$ 136,999								$ 281,694						¥ 2,000,000							¥ 1,000,000								¥ 2,000,000
Maturity date		Dec. 25, 2025							Apr. 28, 2025								Jul. 27, 2024
Fixed annual interest rate		2.00%							3.70%								3.45%						2.00%							3.70%								3.45%
Bank of Communications [Member]
Loans [Line Items]
Loan amount				$ 136,999	$ 410,998	$ 958,996																			$ 1,000,000	¥ 3,000,000	¥ 7,000,000
Maturity date				Oct. 11, 2025	Jun. 28, 2025	Jun. 27, 2025
Fixed annual interest rate				2.98%	2.98%	2.98%																			2.98%	2.98%	2.98%
Repayment of loan						$ 136,999
Loan balance						$ 821,997
Bank of China [Member]
Loans [Line Items]
Loan amount								$ 753,497						$ 492,965	$ 422,541	$ 563,388													¥ 5,500,000						¥ 3,500,000	¥ 3,000,000	¥ 4,000,000
Maturity date								May 20, 2025						Jun. 20, 2024	Jun. 10, 2024	Jun. 02, 2024
Fixed annual interest rate														3.05%	3.30%	3.30%																			3.05%	3.30%	3.30%
Repayment of loan																$ 211,270
Loan balance																$ 352,118
Effective monthly rate								2.54167%																					2.54167%
Bank of Kumamoto [Member]
Loans [Line Items]
Loan amount	$ 1,971,192						$ 477,416			$ 353,412	$ 1,235,795											¥ 308,000,000						¥ 7,700,000			¥ 5,700,000	¥ 174,000,000
Maturity date	Mar. 31, 2025						Aug. 30, 2024			Aug. 30, 2024	Aug. 30, 2024
Fixed annual interest rate	1.20%						1.875%			1.875%	1.875%											1.20%						1.875%			1.875%	1.875%
Bank of Higo [Member]
Loans [Line Items]
Loan amount			$ 767,997																					¥ 120,000,000
Maturity date			Jan. 29, 2025
Fixed annual interest rate			1.86%																					1.86%